Securities Act File No. 333-100654
Investment Company Act File No. 811-21237

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933  x
Pre-Effective Amendment No. ¨
Post-Effective Amendment No. 566 x
and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 x
Amendment No. 567 x

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (513) 587-3400

Elisabeth Dahl
Secretary
225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

 (Name and Address of Agent for Service)

Copies to:

Cassandra W. Borchers, Esq.

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202

(513) 352-6632

It is proposed that this filing will become effective:

□	immediately upon filing pursuant to paragraph (b)
☒	on August 11, 2023 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 562 (“PEA No. 562”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on June 14, 2023, and pursuant to Rule 485(a)(1) would become effective on August 13, 2023.

This Post-Effective Amendment No. 566 is being filed pursuant to Rule 485(b)(1)(iii) on August 11, 2023 for the sole purpose of designating August 31, 2023 as the new date upon which PEA No. 562 shall become effective.

This Post-Effective Amendment No. 566 incorporates by reference the information contained in Parts A, B and C of PEA No. 562.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on August 11, 2023.

UNIFIED SERIES TRUST

By:	/s/ Martin R. Dean**
Martin R. Dean, President

Attest:

By:	/s/ Zachary Richmond*+
Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David R. Carson**	Interested Trustee	August 11, 2023
David R. Carson

/s/ Martin R. Dean**	President	August 11, 2023
Martin R. Dean

/s/ Zachary Richmond*+	Treasurer and CFO	August 11, 2023
Zachary Richmond

/s/ Daniel Condon*	Trustee	August 11, 2023
Daniel Condon

/s/ Ronald Tritschler*	Trustee	August 11, 2023
Ronald Tritschler

/s/ Kenneth Grant*	Trustee	August 11, 2023
Kenneth Grant

/s/ Catharine B. McGauley***	Trustee	August 11, 2023
Catharine B. McGauley

/s/ Freddie Jacobs, Jr.****	Trustee	August 11, 2023
Freddie Jacobs, Jr.

/s/ Elisabeth A. Dahl
Elisabeth A. Dahl, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated May 14, 2018 (+and May 17, 2018) and filed with Registrant’s registration statement on Form N-1A dated July 27, 2018 and incorporated herein by reference.
**	Signed pursuant to a Power of Attorney dated November 16, 2021 and filed with Registrant’s registration statement on Form N-1A dated November 29, 2021 and incorporated herein by reference.
***	Signed pursuant to a Power of Attorney dated October 25, 2022 and filed with Registrant’s registration statement on Form N-1A dated November 18, 2022 and incorporated herein by reference.
****	Signed pursuant to a Power of Attorney dated October 18, 2022 and filed with Registrant’s registration statement on Form N-1A dated November 18, 2022 and incorporated herein by reference.